Document and Entity Information	0 Months Ended
Dec. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 30, 2014
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Dec. 30, 2014
Document Effective Date	Dec. 30, 2014
Prospectus Date	Dec. 30, 2014
TorrayResolute Small/Mid Cap Growth Fund | Investor Class Shares
Risk/Return:
Trading Symbol	TRSDX
TorrayResolute Small/Mid Cap Growth Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	TRSMX